Submission	Jul. 08, 2025
Submission [Line Items]
Central Index Key	0001610820
Registrant Name	BRIACELL THERAPEUTICS CORP.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES